Earnings (Loss) Per Share Attributable to Owners of the Controlling Company	12 Months Ended
Dec. 31, 2018
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Earnings (Loss) Per Share Attributable to Owners of the Controlling Company
25.	Earnings (Loss) Per Share Attributable to Owners of the Controlling Company

(a)	Basic earnings (loss) per share for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In won and No. of shares)
	2016		2017	2018
Profit (loss) attributable to owners of the Controlling Company	~~W~~	906,714,278,688	1,802,756,119,275	(207,239,484,774)
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Earnings (loss) per share	~~W~~	2,534	5,038	(579)

For the years ended December 31, 2016, 2017 and 2018, there were no events or transactions that resulted in changes in the number of common stocks used for calculating earnings (loss) per share.

(b)	Diluted earnings (loss) per share for the years ended December 31, 2016, 2017 and 2018 are not calculated since there was no potential common stock.